Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2020
Statement Line Items [Line Items]
Options outstanding, number of shares	6,339,504	8,221,178		9,951,602
Options outstanding, weighted average exercise price (in CAD per share)	$ 0.94	$ 1.14	$ 1.23
Options outstanding, weighted average remaining life (Year)	1 year 6 months 3 days
Options exercisable, number of shares	6,279,504
Options exercisable, weighted average exercise price (in CAD per share)	$ 0.94
Options exercisable, weighted average remaining life (Year)	1 year 5 months 23 days
Range one [member]
Statement Line Items [Line Items]
Options outstanding, number of shares	3,689,500
Options outstanding, weighted average exercise price (in CAD per share)	$ 0.83
Options outstanding, weighted average remaining life (Year)	1 year 9 months 10 days
Options exercisable, number of shares	3,629,500
Options exercisable, weighted average exercise price (in CAD per share)	$ 0.83
Options exercisable, weighted average remaining life (Year)	1 year 8 months 26 days
Range one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 0.53
Range one [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1
Range two [member]
Statement Line Items [Line Items]
Options outstanding, number of shares	2,616,659
Options outstanding, weighted average exercise price (in CAD per share)	$ 1.06
Options outstanding, weighted average remaining life (Year)	1 year 1 month 20 days
Options exercisable, number of shares	2,616,659
Options exercisable, weighted average exercise price (in CAD per share)	$ 1.06
Options exercisable, weighted average remaining life (Year)	1 year 1 month 20 days
Range two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1
Range two [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.85
Range three [member]
Statement Line Items [Line Items]
Options outstanding, number of shares	33,345
Options outstanding, weighted average exercise price (in CAD per share)	$ 3.37
Options outstanding, weighted average remaining life (Year)	5 months 26 days
Options exercisable, number of shares	33,345
Options exercisable, weighted average exercise price (in CAD per share)	$ 3.37
Options exercisable, weighted average remaining life (Year)	5 months 26 days
Range three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2.05
Range three [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 3.91